Risks Uncertainties (Details Narrative) - Customer Concentration Risk	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Sales Revenue, Net [Member]
Concentration Risk, Percentage	89.00%	84.00%	56.00%	61.00%
Accounts Receivable [Member]
Concentration Risk, Percentage	28.00%	99.00%	99.00%	99.00%